Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefit expenses
Summary of employee benefit expenses

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Wages and salaries	169,546	186,716	225,085
Share-based compensation expenses	—	47,788	78,967
Pension costs - defined contribution plans	12,026	12,935	5,841
Other staff welfare expenses	9,734	11,056	12,670
	191,306	258,495	322,563